Accounts receivable, net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable from third party customers	$ 2,056	$ 2,799	$ 348
Less: Allowance for credit losses	(1,989)	(1,837)	(285)
Accounts receivable, net	$ 67	$ 962	$ 63